SCHEDULE OF OPERATING LEASE LIABILITIES (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Balance - Beginning of period	$ 428,021	$ 790,023
Interest expense	36,711	65,378
Lease Payments	(190,857)	(423,157)
Foreign exchange		(4,223)
Balance - Ending of period	273,875	428,021
Current lease liabilities	143,624	154,147
Non-current lease liabilities	130,251	273,874
Lease liabilities	$ 273,875	$ 428,021